Exchange Rates - Summary of Exchange Rates in Preparing Consolidated Statements (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Euro to sterling [member] | Income statement [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Average foreign exchange rate	1.16	1.12	1.14
Euro to sterling [member] | Statement of financial position [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.19	1.12
US dollars to sterling [member] | Income statement [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Average foreign exchange rate	1.38	1.28	1.28
US dollars to sterling [member] | Statement of financial position [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.35	1.37